Segmented Information	12 Months Ended
Dec. 31, 2017
Disclosure of operating segments [abstract]
Segmented Information

NOTE 12 - Segmented Information

The Company has one operating segment, being the acquisition and exploration of exploration and evaluation assets. Geographic information is as follows:

	As at December 31, 2017
	Canada	US	Total
	$	$	$
Reclamation bonds	-	1,248,817	1,248,817
Property and equipment	94,722	313,641	408,363
Exploration and evaluation assets	-	154,435,875	154,435,875
	94,722	155,998,333	156,093,055

	As at December 31, 2016
	Canada	US	Total
	$	$	$
Reclamation bonds	-	977,718	977,718
Property and equipment	135,318	-	135,318
Exploration and evaluation assets	-	93,913,136	93,913,136
	135,318	94,890,854	95,026,172